Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Interest expense:
Debt	$ 36	$ 49	$ 76	$ 101
Derivative financial instruments – hedging activities	0	(1)	0	(1)
Other, net	7	4	9	9
Fair value gains on financial instruments:
Fair value losses (gains) on cash flow hedges, transfer from equity	12	(23)	39	(25)
Net foreign exchange (gains) losses on debt	(12)	23	(39)	25
Net interest expense – debt and other	43	52	85	109
Net interest expense – leases	4	2	7	4
Net interest expense – pension and other post-employment benefit plans	6	6	12	12
Interest income	(17)	(26)	(28)	(36)
Net interest expense	$ 36	$ 34	$ 76	$ 89